Receivables and Payables	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Receivables and Payables

Note 12 – Receivables and Payables

A.	Trade receivables, net:

	December 31
	2024	2023
	NIS in thousands
Open accounts *	53,735	63,962
Credit cards receivable	5,861	1,634
Provision for doubtful debts	(7,750)	(5,185)
	51,846	60,411

*	For additional information, please see Note 13A(2) regarding factoring.

During 2024, due to significant deterioration in the relationship, which was impacted by the war and the damages to the southern facility with one of its customers, who is also a business partner, which included the termination of the partnership (See Note 8D)- the company recorded a specific provision for ECL of approximately NIS 15 million which was based on a comparative benchmarking analysis with the impairment rate of impaired debts used by non-bank credit institutions and included the examination of the total past-due amounts, including their collaterals, other guarantees and their legal stand.

B.	Other receivables:

	December 31
	2024	2023
	NIS in thousands
Institutions (A)	78,458	61,325
Prepaid expenses	1,507	1,285
Prepayments to suppliers	4,501	29,464
Loans to non-related parties, net (B)	40,857	40,532
Receivables revenue	608	713
Loans to related parties	614	3,416
Others	8,115	4,381
	134,660	141,116

Note 12 – Receivables and Payables (Cont.)

(A)	As of December 31, 2024, and 2023 the Company received cumulative advance payments for compensation from the Tax authorities due to damage caused by the Iron Swords War to the southern facility in a total amount of NIS 63 million and NIS 31 million, respectively. As of April 30, 2025, the Company received additional NIS 20 million as an advance compensation payment, which increased the total cumulative advance payments for compensation to NIS 83 million.

The institutions balance as of December 31, 2024 and 2023, contains the additional compensation that the Company has reasonable assurance to receive from the Tax authorities, which is based on the Company and its advisors estimates, at an amount of NIS 62 million and NIS 56 million, respectively.

Generally, compensation received in respect of damage (such as lose of inventory) is recorded in cost of revenue and compensation received in respect of loss of revenue is recorded in other income.

As a result, the Company recorded in 2024 and 2023 other income in the amount of NIS 36 million and NIS 30 million, respectively.

The Company recorded in 2024 and 2023 cost of revenue in the amount of NIS 50 million and NIS 7 million, respectively. See also note 1(B)2 and Note 19(D)A.

(B)	The balance as of December 31, 2024, is comprised mainly of debts and loans provided to non-related parties as part of mergers and acquisitions processes which did not materialize and were not completed, net of respective provision for impairment. Debts and loans of approximately NIS 52 million includes Better transaction (see Note 16(5)), SPAC transaction (see Note 1B(1)) and 3 additional transactions (uncompleted acquisition processes) which are in dispute. The Company examined the total debts and loans, including its collaterals, other guarantees and its legal stand and recorded a provision for an impairment in a total amount of NIS 27.6 million, see also other expenses in Note 19D.

During 2024, due to significant deterioration in the relationship, which was impacted by the war and the damages to the Southern facility, with one of its debtors, who is also a business partner, which included the termination of partnership a joint venture, the company classified the loan provided to the partnership to the joint venture to other receivables and recorded a specific provision for ECL of approximately NIS 14.4 million which was based on a comparative benchmarking analysis with the impairment rate of impaired debts used by non-bank credit institutions and included the examination of the total past-due amounts, including their collaterals, other guarantees and their legal stand.

Balance before provision for impairment	64,852
Provision for impairment	(23,995)
Balance after provision for impairment	40,857

C.	Other payables:

	December 31
	2024	2023
	NIS in thousands
Accrued expenses	8,682	6,386
Institutions	16,562	27,351
Payroll and related liabilities	5,665	6,113
Short-term Lease liability	4,789	4,640
Deferred consideration due to acquisitions	-	4,080
Contingent liability (Note 16)	3,670	6,123
Others	2,441	459
	41,809	55,152